SUPPLEMENT TO THE PROSPECTUS

                          PROSPECTUS DATED MAY 1, 1996
                         (as amended September 15, 1996)

                 Phoenix Home Life Variable Accumulation Account

                            TEMPLETON INVESTMENT PLUS

The prospectus for the above Account is hereby supplemented by adding the following paragraph under "Sales of Variable Accumulation Contracts," beginning on page 25:

During the period October 1, 1996 through December 31, 1996, Phoenix Home Life, through FTD, will pay the securities firm of TFS Securities, Inc. ("TFS"), an amount equal to 5.25% of the purchase payments made under the Contracts sold by TFS.

October 1, 1996                                TIP TFSSTKR1 10/96